Cover	Jan. 07, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39959
Entity Registrant Name	CEPTON, INC.
Entity Central Index Key	0001498233
Entity Tax Identification Number	27-2447291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	399 West Trimble Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	459-7579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.00001 per share
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	CPTN
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $115.00 per share, subject to adjustment
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $115.00 per share, subject to adjustment
Trading Symbol	CPTNW
Security Exchange Name	NASDAQ